Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Outlook Funds and Large Company Growth Fund of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information for the Outlook Funds and Large Company Growth Fund of the Trust contained in Post-Effective Amendment No. 72 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on June 30, 2004.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 2nd day of July, 2004.

Witness:	WELLS FARGO FUNDS TRUST
By: /s/ Johanne F. Castro	By: /s/ Carol Lorts
Name: Johanne F. Castro	Carol Lorts
Title: Assistant Secretary	Assistant Secretary